Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Summarized Real Estate Secured Debt
Our debt is summarized as follows:

Loan	September 30, 2023	December 31, 2022	Interest Rate		Maturity Date
KeyBank CMBS Loan (1)	$91,486,449	$92,784,412	3.89%		8/1/2026
KeyBank Florida CMBS Loan (2)	50,957,242	51,555,279	4.65%		5/1/2027
CMBS Loan (3)	104,000,000	104,000,000	5.00%		2/1/2029
SST IV CMBS Loan (4)	40,500,000	40,500,000	3.56%		2/1/2030
Credit Facility Term Loan—USD	250,000,000	250,000,000	7.01%		3/17/2026
Credit Facility Revolver—USD	368,201,288	368,201,288	7.06%		3/17/2024
2032 Private Placement Notes	150,000,000	150,000,000	5.28	% (5)	4/19/2032
Oakville III BMO Loan (6) (7)	—	11,992,500			5/16/2024
Ladera Office Loan	3,856,433	3,925,448	4.29%		11/1/2026
Discount on secured debt, net	(83,457)	(93,147)
Debt issuance costs, net	(3,722,077)	(4,493,824)

Total debt	$1,055,195,878	$1,068,371,956

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(2)
This fixed rate loan encumbers
five
properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(4)
On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven
properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement are interest only, with the full principal amount becoming due and payable on the maturity date.

(5)
As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see below.

(6)
On April 15, 2021, we purchased the Oakville III Property. We partially financed the Oakville III Property acquisition with a loan from Bank of Montreal (the “Oakville III BMO Loan”), which was secured by a first lien on the Oakville III Property. The loan was denominated in Canadian dollars and the proceeds from the loan were approximately $16.3 million CAD. The interest only loan was prepayable at any time without penalty. On March 24, 2023, we fully paid off this loan, including all outstanding accrued interest.

(7)	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.

Our debt is summarized as follows:

Loan	December 31, 2022	December 31, 2021	Interest Rate	Maturity Date
KeyBank CMBS Loan (1)	$92,784,412	$94,459,583	3.89%	8/1/2026
KeyBank Florida CMBS Loan (2)	51,555,279	52,000,000	4.65%	5/1/2027
Midland North Carolina CMBS Loan (3)	—	45,758,741
CMBS Loan (4)	104,000,000	104,000,000	5.00%	2/1/2029
SST IV CMBS Loan (5)	40,500,000	40,500,000	3.56%	2/1/2030
SST IV TCF Loan (6)	—	40,782,500
Credit Facility Term Loan—USD (7)	250,000,000	250,000,000	6.00%	3/17/2026
Credit Facility Revolver—USD (7)	368,201,288	233,201,288	6.05%	3/17/2024
2032 Private Placement Notes (7)	150,000,000	—	4.53%	4/19/2032
Oakville III BMO Loan (8) (9)	11,992,500	12,795,250	6.99%	5/16/2024
Ladera Office Loan	3,925,448	4,014,185	4.29%	11/1/2026
Premium (discount) on secured debt, net	(93,147)	234,604
Debt issuance costs, net	(4,493,824)	(3,879,296)

Total debt	$1,068,371,956	$873,866,855

(1)
This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(2)
This fixed rate loan encumbers
five
properties (Pompano Beach, Lake Worth, Jupiter, Royal Palm Beach, and Delray) with monthly interest only payments until June 2022, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.

(3)
This fixed rate loan previously encumbered 11 properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly. This loan was fully defeased on May 19, 2022 for approximately $47.9 million, inclusive of loan defeasance costs. In connection with this loan defeasance, we recorded a net loss on extinguishment of debt of approximately $2.4 million.

(4)
This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.

(5)
On March 17, 2021, in connection with the SST IV Merger, we assumed a $40.5 million fixed rate CMBS financing with KeyBank as the initial lender pursuant to a mortgage loan (the “SST IV CMBS Loan”). This fixed rate loan encumbers seven
properties owned by us (Jensen Beach, Texas City, Riverside, Las Vegas IV, Puyallup, Las Vegas V, and Plant City). The separate assets of these encumbered properties are not available to pay our other debt. The loan has a maturity date of February 1, 2030. Monthly payments due under the loan agreement (the “SST IV CMBS Loan Agreement”) are interest only, with the full principal amount becoming due and payable on the maturity date.

(6)
On March 17, 2021, in connection with the SST IV Merger, we assumed a term loan with TCF National Bank, a national banking association (“TCF”), as lead arranger and administrative agent for up to $40.8 million (the “SST IV TCF Loan”). The SST IV TCF Loan was secured by a first mortgage on each of the Ocoee Property, the Ardrey Kell Property, the Surprise Property, the Escondido Property, and the Punta Gorda Property (the “SST IV TCF Properties”). This loan was fully paid off on April 28, 2022 in the amount of $40.8 million. There were no prepayment penalties for this pay off.

(7)	For additional information regarding this loan, see below
(8)
On April 15, 2021, we purchased the Oakville III Property. We partially financed the Oakville III property acquisition with a loan from Bank of Montreal (the “Oakville III BMO Loan”), which is secured by a first lien on the Oakville III property. The loan is denominated in Canadian dollars and the proceeds from the loan were approximately CAD $16.3 million. The interest only loan is prepayable at any time without penalty, and bears interest at a rate of 2.25% + CDOR.

(9)	The amounts shown above are in USD based on the foreign exchange rate in effect as of the date presented.

Future Principal Payment Requirements on Outstanding Debt
The following table presents the future principal payment requirements on outstanding debt as of September 30, 2023:

2023	$674,385
2024	370,936,183
2025	2,869,187
2026	341,916,100
2027	48,105,557
2028 and thereafter	294,500,000

Total payments	1,059,001,412
Discount on secured debt	(83,457)
Debt issuance costs, net	(3,722,077)

Total	$1,055,195,878

The following table presents the future principal payment requirements on outstanding debt as of December 31, 2022:

2023	$2,639,404
2024	382,928,683
2025	2,869,187
2026	341,916,098
2027	48,105,555
2028 and thereafter	294,500,000

Total payments	1,072,958,927
Premium on secured debt, net	(93,147)
Debt issuance costs, net	(4,493,824)

Total	$1,068,371,956